Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

December 31, 2019

SFR-QTLY-0220
1.924295.108

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.4%
	Principal Amount	Value
Aerospace - 1.4%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.19% 6/19/26 (a)(b)(c)	$124,688	$122,921
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 5/30/25 (a)(b)(c)	1,412,456	1,415,507
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 8/22/24 (a)(b)(c)	1,223,201	1,226,088
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3% 2/28/21 (a)(b)(c)	405,000	403,817
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6794% 4/30/25 (a)(b)(c)	497,481	493,128
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.68% 4/30/26 (a)(b)(c)	235,000	231,036

TOTAL AEROSPACE		3,892,497

Air Transportation - 0.6%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (a)(b)(c)	493,030	496,033
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (a)(b)(c)	265,070	266,684
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7176% 8/7/26 (a)(b)(c)	625,000	630,025
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 2/23/25 (a)(b)(c)	460,000	462,328

TOTAL AIR TRANSPORTATION		1,855,070

Automotive & Auto Parts - 0.8%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.55% 6/30/23 (a)(b)(c)	261,478	262,841
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 6/29/26 (a)(b)(c)	363,750	366,478
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 11/27/20 (a)(b)(c)	796,625	665,182
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 11/27/21 (a)(b)(c)	845,000	500,663
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 3/31/24 (a)(b)(c)	336,779	336,779
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2994% 4/18/23 (a)(b)(c)	285,599	287,027

TOTAL AUTOMOTIVE & AUTO PARTS		2,418,970

Banks & Thrifts - 0.6%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.408% 9/30/24 (a)(b)(c)	890,525	894,007
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/27/26 (a)(b)(c)	620,313	621,479
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3486% 7/1/26 (a)(b)(c)	350,509	352,700

TOTAL BANKS & THRIFTS		1,868,186

Broadcasting - 2.5%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 8/15/25 (a)(b)(c)	762,958	767,253
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 3/31/26 (a)(b)(c)	249,375	251,702
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.03% 8/24/26 (a)(b)(c)	1,715,700	1,712,131
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.3048% 11/17/24 (a)(b)(c)	428,596	431,275
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6911% 5/1/26 (a)(b)(c)	206,553	208,016
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8125% 12/18/24 (a)(b)(c)	781,407	783,688
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/19/25 (a)(b)(c)	267,300	262,066
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 10/19/26 (a)(b)(c)	250,000	224,375
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4516% 9/19/26 (a)(b)(c)	1,000,000	1,004,660
Outfront Media Capital LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.4856% 11/18/26 (a)(b)(c)	250,000	251,028
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.24% 9/30/26 (a)(b)(c)	478,800	479,997
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3047% 8/24/24 (a)(b)(c)	724,932	724,780

TOTAL BROADCASTING		7,100,971

Building Materials - 1.2%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2994% 2/15/24 (a)(b)(c)(d)	245,313	243,473
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 10/1/26 (a)(b)(c)	625,000	629,425
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.95% 7/2/25 (a)(b)(c)	349,125	349,998
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 10/17/23 (a)(b)(c)	246,875	248,292
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8% 9/27/24 (a)(b)(c)	849,250	762,627
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 5/21/26 (a)(b)(c)(d)	1,134,594	1,138,849

TOTAL BUILDING MATERIALS		3,372,664

Cable/Satellite TV - 3.0%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.55% 5/1/24 (a)(b)(c)	326,625	327,850
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.55% 2/1/27 (a)(b)(c)	2,922,863	2,939,319
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.2398% 4/15/27 (a)(b)(c)	1,250,000	1,254,163
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9898% 1/15/26 (a)(b)(c)	496,250	496,250
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7398% 10/22/26 (a)(b)(c)	745,000	753,381
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.63% 1/15/25 (a)(b)(c)	259,038	260,089
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9898% 7/17/25 (a)(b)(c)	942,094	942,621
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 4.2398% 1/31/28 (a)(b)(c)	500,000	502,815
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0299% 8/19/23 (a)(b)(c)	1,270,960	1,260,373

TOTAL CABLE/SATELLITE TV		8,736,861

Capital Goods - 0.4%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 10/1/25 (a)(b)(c)	283,291	283,880
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0494% 11/15/26 (a)(b)(c)	135,000	132,103
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 11/15/25 (a)(b)(c)	435,600	430,373
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 5/15/26 (a)(b)(c)	182,222	183,133
Titan Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 9/19/26 (a)(b)(c)	250,000	249,688

TOTAL CAPITAL GOODS		1,279,177

Chemicals - 2.0%
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 1/31/26 (a)(b)(c)	371,257	372,764
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6% 7/1/26 (a)(b)(c)	258,700	259,670
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4446% 3/1/26 (a)(b)(c)	744,375	747,888
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.5625% 10/11/24 (a)(b)(c)	534,724	536,398
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9601% 10/1/25 (a)(b)(c)	1,702,818	1,701,405
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.55% 4/3/25 (a)(b)(c)	399,193	389,213
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/6/24 (a)(b)(c)	733,125	733,433
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6095% 9/22/24 (a)(b)(c)	658,919	659,743
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 4/3/25 (a)(b)(c)	137,793	138,206
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 4/3/25 (a)(b)(c)	236,216	236,925

TOTAL CHEMICALS		5,775,645

Consumer Products - 1.6%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 6/11/26 (a)(b)(c)	208,339	208,730
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2279% 6/11/26 (a)(b)(c)(e)	41,126	41,204
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.03% 7/3/20 (a)(b)(c)	368,379	355,854
Edgewell Personal Care Co. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/26 (b)(c)(f)	500,000	502,500
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1911% 4/30/25 (a)(b)(c)	987,500	875,992
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7398% 6/15/25 (a)(b)(c)	369,375	214,238
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1477% 12/12/26 (a)(b)(c)	1,500,000	1,514,070
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.72% 11/29/24 (a)(b)(c)	792,336	793,326

TOTAL CONSUMER PRODUCTS		4,505,914

Containers - 2.0%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7211% 11/7/25 (a)(b)(c)	877,131	869,299
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7151% 10/1/22 (a)(b)(c)	495,797	497,170
Tranche U, term loan 3 month U.S. LIBOR + 2.500% 4.2151% 7/1/26 (a)(b)(c)	870,625	872,079
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2343% 4/3/24 (a)(b)(c)	243,750	242,685
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5146% 12/18/26 (a)(b)(c)	250,000	250,000
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 5/16/24 (a)(b)(c)	169,150	169,996
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 5/16/24 (a)(b)(c)	394,875	392,901
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 5/22/24 (a)(b)(c)	234,572	234,767
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 7/31/26 (a)(b)(c)	250,000	249,923
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 2/5/23 (a)(b)(c)	1,672,242	1,676,172
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.408% 3/26/26 (a)(b)(c)	324,188	325,160

TOTAL CONTAINERS		5,780,152

Diversified Financial Services - 3.3%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 7/12/24 (a)(b)(c)	821,626	826,252
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 10/22/24 (a)(b)(c)	621,484	622,882
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5146% 1/15/25 (a)(b)(c)	762,084	766,527
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4861% 10/15/26 (a)(b)(c)	375,000	374,063
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 10/31/24 (a)(b)(c)	595,678	526,431
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.55% 4/27/24 (a)(b)(c)	1,243,125	1,244,679
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 10/6/23 (a)(b)(c)	599,200	601,195
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.65% 8/9/25 (a)(b)(c)	760,025	760,975
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 7/3/24 (a)(b)(c)	444,032	446,727
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9898% 3/1/25 (a)(b)(c)	893,460	895,318
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3% 7/3/24 (a)(b)(c)	249,369	250,304
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 6/30/24 (a)(b)(c)	307,859	307,859
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 12/5/20 (a)(b)(c)	479,975	475,895
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 9/29/24 (a)(b)(c)	261,864	260,117
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 11/13/26 (a)(b)(c)	1,058,162	1,061,770
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.05% 4/29/26 (a)(b)(c)	218,869	220,145

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,641,139

Diversified Media - 0.1%
Mediaocean LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 8/18/25 (a)(b)(c)	250,000	250,313
Energy - 5.0%
Apro LLC Tranche B, term loan:
1 month U.S. LIBOR + 4.000% 5.8419% 11/14/26 (a)(b)(c)	388,889	391,319
3 month U.S. LIBOR + 4.000% 11/14/26 (b)(c)(e)	111,111	111,806
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 11/3/25 (a)(b)(c)	493,520	454,038
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 6/24/24 (a)(b)(c)	646,416	594,702
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7851% 5/21/25 (a)(b)(c)	512,200	435,795
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8% 11/14/24 (a)(b)(c)	375,000	372,188
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1798% 12/31/21 (a)(b)(c)	1,592,000	1,180,739
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5548% 12/31/22 (a)(b)(c)	1,558,000	1,388,568
Chesapeake Energy Corp. term loan 1 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (a)(b)(c)	500,000	514,165
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 8/1/23 (a)(b)(c)	309,225	314,507
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 3/28/24 (a)(b)(c)	1,240,625	1,243,727
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 7/29/21 (a)(b)(c)	843,183	844,768
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 3/31/25 (a)(b)(c)	383,184	381,908
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.9605% 3/23/26 (a)(b)(c)	94,010	89,310
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (a)(b)(c)	387,608	385,430
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (a)(b)(c)	750,000	718,125
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3% 1/31/24 (a)(b)(c)	610,720	606,268
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7994% 3/1/24 (a)(b)(c)	745,000	283,100
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9949% 7/18/25 (a)(b)(c)	1,122,300	1,045,142
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.0437% 8/25/23 (a)(b)(c)	636,037	496,108
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 5/22/26 (a)(b)(c)	621,875	613,716
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5547% 10/15/26 (a)(b)(c)	125,000	125,625
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/30/24 (a)(b)(c)	84,152	83,101
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (a)(b)(c)	856,350	859,561
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 3/1/26 (a)(b)(c)	179,942	179,568
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.05% 12/9/21 (a)(b)(c)	633,775	608,424

TOTAL ENERGY		14,321,708

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8% 4/22/26 (a)(b)(c)	496,250	499,704
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/8/22 (a)(b)(c)	1,018,152	965,717
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 7/8/23 (a)(b)(c)	215,000	176,838
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 1/23/25 (a)(b)(c)	201,413	202,043

TOTAL ENTERTAINMENT/FILM		1,844,302

Environmental - 0.2%
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/10/26 (a)(b)(c)	248,750	249,248
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/8/26 (a)(b)(c)	248,125	246,574

TOTAL ENVIRONMENTAL		495,822

Food & Drug Retail - 2.6%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 12/6/24 (a)(b)(c)	614,969	605,744
Albertson's LLC Tranche B8, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 8/17/26 (a)(b)(c)	646,609	651,801
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 10/10/24 (a)(b)(c)	660,000	666,191
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.8785% 5/31/24 (a)(b)(c)	2,077,658	1,911,446
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2398% 10/22/25 (a)(b)(c)	472,882	478,401
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7994% 5/1/26 (a)(b)(c)	1,380,822	1,388,872
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.4271% 11/20/25 (a)(b)(c)	356,250	267,188
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 11/25/20 (a)(b)(c)	25,611	25,339
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 7.1744% 11/25/22 (a)(b)(c)	992,970	974,352
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 3/27/23 (a)(b)(c)	440,612	443,987

TOTAL FOOD & DRUG RETAIL		7,413,321

Food/Beverage/Tobacco - 1.8%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4856% 10/1/26 (a)(b)(c)	80,000	78,400
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4856% 10/1/25 (a)(b)(c)	237,600	238,391
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7342% 7/7/24 (a)(b)(c)	285,000	286,781
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 10/7/23 (a)(b)(c)	984,305	984,059
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (a)(b)(c)	309,488	307,748
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 6/20/25 (a)(b)(c)	248,750	236,313
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 6/20/26 (a)(b)(c)	622,187	626,075
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 6/30/22 (a)(b)(c)	555,938	549,683
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 3/31/22 (a)(b)(c)	610,158	609,395
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/13/26 (a)(b)(c)	299,250	300,279
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 6/27/23 (a)(b)(c)	711,657	713,585
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 1/16/26 (a)(b)(c)(d)	163,763	164,172

TOTAL FOOD/BEVERAGE/TOBACCO		5,094,881

Gaming - 4.9%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 7/1/23 (a)(b)(c)	463,887	443,787
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/15/24 (a)(b)(c)	571,004	572,432
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.7159% 10/19/24 (a)(b)(c)	489,897	491,734
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8525% 9/15/23 (a)(b)(c)	471,550	474,366
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 12/22/24 (a)(b)(c)	3,388,023	3,391,546
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/18/24 (a)(b)(c)	422,418	423,867
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0471% 4/17/24 (a)(b)(c)	546,905	546,391
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8% 10/20/24 (a)(b)(c)	957,708	960,102
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6923% 10/4/23 (a)(b)(c)	2,145,661	2,151,025
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 10/14/23 (a)(b)(c)	334,340	321,682
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2994% 5/29/26 (a)(b)(c)	330,395	332,321
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 10/15/25 (a)(b)(c)	401,467	402,720
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.000% 7.7994% 12/3/24 (a)(b)(c)	1,250,000	1,261,875
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.585% 8/14/24 (a)(b)(c)	287,298	287,778
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 7/10/25 (a)(b)(c)	1,290,088	1,300,254
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3% 6/8/23 (a)(b)(c)	683,468	686,058

TOTAL GAMING		14,047,938

Healthcare - 5.1%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/11/26 (a)(b)(c)	755,000	762,550
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 6/22/24 (a)(b)(c)	745,875	706,187
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 5/9/26 (a)(b)(c)	248,125	248,822
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 3/13/25 (a)(b)(c)	982,538	987,205
Tranche B13, term loan 1 month U.S. LIBOR + 1.750% 3.5494% 3/18/26 (a)(b)(c)	830,482	834,518
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 8/31/26 (a)(b)(c)	227,484	227,129
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0494% 8/30/27 (a)(b)(c)	180,000	178,200
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.633% 8/31/26 (a)(b)(c)(e)	56,916	56,827
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 6/7/23 (a)(b)(c)	230,000	226,426
NVA Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 7.25% 2/2/25 (a)(b)(c)	248,750	248,285
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 6.5% 2/2/25 (a)(b)(c)	481,924	481,422
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3064% 6/30/25 (a)(b)(c)	870,920	859,850
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 9/27/24 (a)(b)(c)	145,261	142,303
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3043% 11/16/25 (a)(b)(c)	921,544	928,225
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.05% 8/31/24 (a)(b)(c)	497,455	494,555
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.0494% 3/8/26 (a)(b)(c)	232,086	232,086
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 6/23/24 (a)(b)(c)	644,284	641,868
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.8125% 6/13/26 (a)(b)(c)	1,211,963	1,199,843
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 11/20/26 (a)(b)(c)	500,000	502,500
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.4898% 11/27/25 (a)(b)(c)	1,062,500	1,067,419
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7398% 6/1/25 (a)(b)(c)	705,966	709,495
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 5/6/26 (a)(b)(c)	173,501	173,988
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.401% 2/11/26 (a)(b)(c)	2,016,159	2,023,720
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 12/1/24 (a)(b)(c)	735,000	735,463

TOTAL HEALTHCARE		14,668,886

Homebuilders/Real Estate - 1.4%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 8/21/25 (a)(b)(c)	986,513	986,818
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 12/7/25 (a)(b)(c)	559,350	561,621
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 1/30/24 (a)(b)(c)	678,660	621,313
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 1/30/24 (a)(b)(c)	38,277	35,043
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 3/23/25 (a)(b)(c)	276,930	277,852
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 7/10/26 (a)(b)(c)	249,375	250,779
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7851% 12/22/24 (a)(b)(c)	1,358,636	1,364,248

TOTAL HOMEBUILDERS/REAL ESTATE		4,097,674

Hotels - 1.3%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.542% 2/1/26 (a)(b)(c)	542,391	546,459
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/18/26 (a)(b)(c)	251,154	253,128
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 11/30/23 (a)(b)(c)	1,280,514	1,288,684
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.542% 6/21/26 (a)(b)(c)	126,445	127,236
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5494% 8/29/25 (a)(b)(c)	203,463	204,480
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 5/29/26 (a)(b)(c)	1,137,150	1,059,824
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 5/28/27 (a)(b)(c)	250,000	208,750

TOTAL HOTELS		3,688,561

Insurance - 4.1%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 11/22/23 (a)(b)(c)	680,314	681,165
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 5/10/25 (a)(b)(c)	677,444	677,064
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9898% 5/9/25 (a)(b)(c)	248,750	248,937
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5327% 1/25/24 (a)(b)(c)	782,522	788,000
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 11/3/23 (a)(b)(c)	3,260,007	3,276,894
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 11/3/24 (a)(b)(c)	492,500	495,051
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.2994% 8/4/25 (a)(b)(c)	1,863,000	1,884,425
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6895% 4/25/25 (a)(b)(c)	1,518,869	1,516,864
3 month U.S. LIBOR + 4.000% 5.9026% 4/25/25 (a)(b)(c)	875,000	883,033
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 11/20/26 (a)(b)(c)	125,000	125,678
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 5/16/24 (a)(b)(c)	1,313,801	1,312,488

TOTAL INSURANCE		11,889,599

Leisure - 2.6%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 7/31/24 (a)(b)(c)	618,597	623,237
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2356% 1/4/26 (a)(b)(c)	382,325	386,148
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 4.0494% 2/28/25 (a)(b)(c)	890,788	889,568
3 month U.S. LIBOR + 2.500% 4.2994% 9/20/26 (a)(b)(c)	374,063	373,831
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 2/1/24 (a)(b)(c)	1,790,956	1,797,117
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 9/8/24 (a)(b)(c)	250,000	249,533
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 3/8/24 (a)(b)(c)	729,459	731,414
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6586% 6/10/22 (a)(b)(c)	938,750	940,515
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4949% 10/18/26 (a)(b)(c)	472,872	477,781
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4605% 5/10/26 (a)(b)(c)(d)	124,375	122,820
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 7/6/24 (a)(b)(c)	473,690	476,414
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 12/21/25 (a)(b)(c)	372,188	345,390
United PF Holdings LLC 2LN, term loan 3 month U.S. LIBOR + 8.500% 12/30/27(b)(c)(f)	125,000	120,313

TOTAL LEISURE		7,534,081

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 3/21/25 (a)(b)(c)	660,881	665,011
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/29/20 (a)(b)(c)	378,976	378,028
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (b)(c)(g)	1,120,400	228,125

TOTAL METALS/MINING		1,271,164

Paper - 0.5%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5% 7/26/26 (a)(b)(c)	125,000	125,000
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0913% 12/29/23 (a)(b)(c)	572,861	567,373
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3486% 6/29/25 (a)(b)(c)	733,889	727,313

TOTAL PAPER		1,419,686

Publishing/Printing - 1.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 6/7/23 (a)(b)(c)	1,141,271	1,087,061
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.3125% 2/19/26 (a)(b)(c)	247,500	247,809
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.6946% 11/3/23 (a)(b)(c)	641,203	508,955
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3238% 3/13/25 (a)(b)(c)	677,925	678,352
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 10/17/26 (a)(b)(c)	500,000	502,815

TOTAL PUBLISHING/PRINTING		3,024,992

Railroad - 0.4%
Genesee & Wyoming, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.9061% 12/30/26 (a)(b)(c)	1,000,000	1,008,570
Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5494% 11/14/26 (a)(b)(c)	1,250,000	1,251,238
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.2994% 8/30/26 (a)(b)(c)	374,063	358,300
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.1708% 3/1/26 (a)(b)(c)	372,188	300,076
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0494% 7/28/21 (a)(b)(c)	474,441	469,696
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9438% 8/2/26 (a)(b)(c)	1,042,388	1,047,412

TOTAL RESTAURANTS		3,426,722

Services - 6.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (a)(b)(c)	940,000	916,838
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (a)(b)(c)	1,800,283	1,785,287
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.55% 10/19/23 (a)(b)(c)	710,995	699,975
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 3/11/25 (a)(b)(c)	614,325	616,438
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 12/9/26 (b)(c)(f)	500,000	502,345
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2353% 6/21/24 (a)(b)(c)	853,978	850,775
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 11/7/23 (a)(b)(c)	456,610	459,752
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8% 2/7/26 (a)(b)(c)	263,013	264,054
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.25% 12/12/24 (a)(b)(c)	365,000	349,488
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 11/21/26 (a)(b)(c)	375,000	377,813
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 0% 12/13/26 (a)(b)(c)	420,000	420,000
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6591% 8/1/26 (a)(b)(c)	374,063	376,307
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 3/29/25 (a)(b)(c)	463,196	464,613
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.235% 9/24/26 (a)(b)(c)	209,475	210,522
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9086% 7/30/26 (a)(b)(c)	622,191	626,079
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0644% 11/21/24 (a)(b)(c)	976,335	934,841
KAR Auction Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 9/13/26 (a)(b)(c)	418,950	421,568
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 2/21/25 (a)(b)(c)	1,202,658	1,205,412
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 2/27/25 (a)(b)(c)	1,622,469	1,619,094
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.25% 11/25/26 (a)(b)(c)	625,000	629,950
Sotheby's 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.2398% 1/3/27 (a)(b)(c)	600,088	593,337
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2509% 11/14/22 (a)(b)(c)	1,468,738	1,454,315
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1946% 7/30/25 (a)(b)(c)	248,116	249,046
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8% 3/23/24 (a)(b)(c)	249,359	223,246
The ServiceMaster Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5625% 10/31/26 (a)(b)(c)	375,000	376,174
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3% 9/26/24 (a)(b)(c)	410,595	333,608
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 5/15/23 (a)(b)(c)	29,063	27,465
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.0494% 5/14/22 (a)(b)(c)	555,033	542,545
3 month U.S. LIBOR + 3.250% 5.0494% 5/14/22 (a)(b)(c)	62,029	60,633
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 5/14/23 (a)(b)(c)	165,937	156,810
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.834% 6/21/26 (a)(b)(c)	374,063	367,049

TOTAL SERVICES		18,115,379

Steel - 0.3%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4% 7/31/26 (a)(b)(c)	232,143	233,691
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0351% 6/14/21 (a)(b)(c)	666,959	667,653

TOTAL STEEL		901,344

Super Retail - 4.3%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.692% 7/2/22 (a)(b)(c)	685,459	560,623
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 9/25/24 (a)(b)(c)	6,453,490	6,429,273
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4905% 2/3/24 (a)(b)(c)	1,270,284	1,277,931
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.74% 11/17/24 (a)(b)(c)	360,712	361,841
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.95% 1/18/24 (a)(b)(c)(d)	18,568	18,568
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.92% 6/30/23 (a)(b)(c)(d)	13,349	13,349
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 8/19/23 (a)(b)(c)	704,841	701,563
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.3% 8/19/22 (a)(b)(c)	638,614	591,682
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1771% 1/26/23 (a)(b)(c)	595,133	504,375
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 11/8/24 (a)(b)(c)	677,517	681,629
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(d)(g)	1,144,897	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6911% 4/16/26 (a)(b)(c)	681,575	669,054
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.1911% 9/12/24 (a)(b)(c)	224,500	220,713
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 5/31/25 (a)(b)(c)	464,110	455,756

TOTAL SUPER RETAIL		12,486,357

Technology - 15.9%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6771% 8/10/25 (a)(b)(c)	650,763	552,914
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 4/23/26 (a)(b)(c)	248,125	246,574
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 2/28/25 (a)(b)(c)	486,338	488,973
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 10/2/25 (a)(b)(c)	1,496,342	1,477,877
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3486% 9/5/25 (a)(b)(c)	493,750	490,047
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 4/19/25 (a)(b)(c)	246,867	240,491
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/31/26 (a)(b)(c)	255,000	256,403
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 4/30/25 (a)(b)(c)	987,500	992,852
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 4/4/26 (a)(b)(c)	1,331,663	1,338,734
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 8/23/25 (a)(b)(c)	579,772	581,946
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/28/26 (a)(b)(c)	145,000	145,363
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 11/29/24 (a)(b)(c)	244,144	243,411
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 4/2/26 (a)(b)(c)	248,750	249,994
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 10/16/26 (a)(b)(c)	1,250,000	1,252,813
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8% 9/19/25 (a)(b)(c)	625,000	628,831
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 2/1/25 (a)(b)(c)	348,933	347,188
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 2/1/26 (a)(b)(c)(d)	135,000	129,600
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 8/23/25 (a)(b)(c)	190,283	191,294
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4086% 8/14/25 (a)(b)(c)	589,050	552,605
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6686% 2/9/23 (a)(b)(c)	269,379	265,743
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9351% 1/31/24 (a)(b)(c)	190,871	191,905
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 7/22/26 (a)(b)(c)	374,063	375,817
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.05% 6/1/22 (a)(b)(c)	663,208	666,193
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0494% 3/8/26 (a)(b)(c)	110,000	106,334
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 3/8/25 (a)(b)(c)	374,300	370,325
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.4446% 12/2/24 (a)(b)(c)	628,431	626,470
3 month U.S. LIBOR + 7.500% 9.5886% 12/1/25 (a)(b)(c)	250,000	240,000
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/1/25 (a)(b)(c)	1,719,881	1,734,500
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 2/15/24 (a)(b)(c)	814,242	818,313
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 7/7/25 (a)(b)(c)	60,000	60,675
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2994% 7/1/24 (a)(b)(c)	429,055	430,934
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 9/24/26 (a)(b)(c)	997,500	1,001,241
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 2/1/22 (a)(b)(c)	1,210,520	1,215,278
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1591% 11/1/24 (a)(b)(c)	662,000	674,134
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9091% 11/1/23 (a)(b)(c)	1,452,858	1,459,308
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.97% 1/20/24 (a)(b)(c)	832,538	831,497
3 month U.S. LIBOR + 9.000% 10.72% 1/20/25 (a)(b)(c)	500,000	490,625
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 11/20/21 (a)(b)(c)	139,810	140,509
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.2994% 6/21/24 (a)(b)(c)	2,280,477	2,281,435
3 month U.S. LIBOR + 2.500% 4.2994% 6/21/24 (a)(b)(c)	328,815	328,954
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.5548% 9/29/24 (a)(b)(c)	1,211,082	1,215,624
3 month U.S. LIBOR + 8.500% 10.3048% 9/29/25 (a)(b)(c)	77,955	78,267
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.71% 9/4/26 (a)(b)(c)	85,000	83,725
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.05% 9/4/25 (a)(b)(c)	340,688	339,665
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/19/26 (a)(b)(c)	374,063	376,449
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.24% 4/26/24 (a)(b)(c)	248,750	250,305
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 5/30/26 (a)(b)(c)	374,063	375,349
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9023% 11/3/23 (a)(b)(c)	289,258	280,300
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 5/31/25 (a)(b)(c)	746,814	741,743
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7994% 8/14/26 (a)(b)(c)	249,375	250,310
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8935% 8/1/25 (a)(b)(c)	707,850	702,761
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 3/3/23 (a)(b)(c)	570,532	571,069
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.1946% 9/30/22 (a)(b)(c)	1,159,690	1,161,766
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9516% 7/8/22 (a)(b)(c)	0	0
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (a)(b)(c)	501,094	504,321
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (a)(b)(c)	347,433	349,670
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (a)(b)(c)	1,678,518	1,688,841
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8458% 3/9/23 (a)(b)(c)	736,381	684,437
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5494% 5/1/24 (a)(b)(c)	965,744	970,775
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1911% 9/28/24 (a)(b)(c)	1,312,607	1,317,529
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.2994% 7/13/23 (a)(b)(c)	509,731	508,182
3 month U.S. LIBOR + 4.000% 5.7449% 4/4/25 (a)(b)(c)	987,778	984,953
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 5/4/26 (a)(b)(c)	802,988	807,629
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3228% 1/27/23 (a)(b)(c)	561,340	539,336
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 8/27/25 (a)(b)(c)	633,975	637,671
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 7/2/25 (a)(b)(c)	1,028,978	1,015,879
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0494% 7/2/26 (a)(b)(c)	750,000	740,003
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1971% 3/1/26 (a)(b)(c)	1,435,215	1,439,521
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4949% 10/11/26 (a)(b)(c)	365,905	351,042
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4949% 10/11/25 (a)(b)(c)	944,342	942,945
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 5/17/26 (a)(b)(c)	403,420	405,606
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 9/26/26 (a)(b)(c)	625,000	627,606

TOTAL TECHNOLOGY		45,661,379

Telecommunications - 6.5%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4898% 7/15/25 (a)(b)(c)	487,500	485,550
3 month U.S. LIBOR + 2.750% 4.5146% 1/31/26 (a)(b)(c)	490,000	486,634
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2.5723% 12/11/26 (a)(b)(c)	625,000	627,538
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.06% 12/22/23 (a)(b)(c)	486,338	488,973
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.55% 6/15/24 (a)(b)(c)	2,308,866	2,316,878
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.55% 5/31/25 (a)(b)(c)	985,000	819,924
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (a)(b)(c)	2,535,000	2,537,256
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (a)(b)(c)	1,000,000	1,006,960
Tranche B-5, term loan 6.625% 1/2/24 (c)	1,525,000	1,541,074
Iridium Satellite LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.5494% 11/4/26 (a)(b)(c)	470,000	475,584
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5494% 3/1/27 (a)(b)(c)	617,985	619,919
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 2/10/24 (a)(b)(c)	729,375	652,791
Radiate Holdco LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/1/24 (a)(b)(c)	746,873	750,981
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 2/1/24 (a)(b)(c)	770,813	773,125
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 2/2/26 (a)(b)(c)	1,092,459	1,098,434
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0351% 4/15/26 (a)(b)(c)	373,125	375,226
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.2994% 11/1/24 (a)(b)(c)	485,415	357,591
3 month U.S. LIBOR + 8.250% 10.0494% 11/1/25 (a)(b)(c)	1,100,000	498,300
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 7/31/25 (a)(b)(c)	24,197	23,990
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.7398% 8/14/26 (a)(b)(c)	1,237,500	1,238,527
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.75% 2/2/24 (a)(b)(c)	495,000	492,525
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3125% 2/3/24 (a)(b)(c)	397,906	394,026
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.63% 11/22/26 (a)(b)(c)	500,000	501,460
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.3% 2/26/21 (a)(b)(c)	250,000	249,610

TOTAL TELECOMMUNICATIONS		18,812,876

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1677% 6/15/23 (a)(b)(c)	406,350	383,322
Transportation Ex Air/Rail - 0.2%
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8985% 9/11/24 (a)(b)(c)	135,000	132,975
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8% 6/22/22 (a)(b)(c)	390,803	390,803

TOTAL TRANSPORTATION EX AIR/RAIL		523,778

Utilities - 3.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 8/1/25 (a)(b)(c)	1,685,706	1,695,972
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4411% 10/18/26 (a)(b)(c)	500,000	503,960
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.5712% 11/1/26 (a)(b)(c)	375,000	371,250
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4446% 11/13/21 (a)(b)(c)	845,538	780,008
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.7994% 2/15/24 (a)(b)(c)	367,775	322,035
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.95% 12/3/25 (a)(b)(c)(d)	229,171	226,879
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.6946% 12/19/20 (a)(b)(c)	1,573,226	1,388,372
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.05% 7/24/26 (a)(b)(c)	493,613	495,918
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 8/13/26 (a)(b)(c)	248,750	249,994
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 11/30/23 (a)(b)(c)	825,510	822,712
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 3.5374% 12/31/25 (a)(b)(c)	1,952,119	1,962,758

TOTAL UTILITIES		8,819,858

TOTAL BANK LOAN OBLIGATIONS
(Cost $261,833,892)		257,429,759

Nonconvertible Bonds - 4.3%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	500,000	541,305
Containers - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.5009% 7/15/21 (a)(b)(h)	520,000	520,650
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	145,000	152,794

TOTAL CONTAINERS		673,444

Energy - 1.2%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	500,000	576,195
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(b)(h)	1,335,000	1,324,247
6.875% 6/15/25 (h)	420,000	401,100
Denbury Resources, Inc.:
9% 5/15/21 (h)	150,000	145,125
9.25% 3/31/22 (h)	300,000	282,750
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	126,875
8.5% 10/30/25 (h)	260,000	275,925
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)(h)	290,000	207,350
Tervita Escrow Corp. 7.625% 12/1/21 (h)	80,000	80,500
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	140,000	148,400

TOTAL ENERGY		3,568,467

Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	269,375
Stars Group Holdings BV 7% 7/15/26 (h)	495,000	536,456
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	299,250

TOTAL GAMING		1,105,081

Healthcare - 1.0%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	471,975
Tenet Healthcare Corp.:
4.625% 7/15/24	1,500,000	1,535,625
5.125% 5/1/25	500,000	515,000
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	235,000	245,575

TOTAL HEALTHCARE		2,768,175

Homebuilders/Real Estate - 0.0%
VICI Properties, Inc.:
4.25% 12/1/26 (h)	50,000	51,500
4.625% 12/1/29 (h)	30,000	31,350

TOTAL HOMEBUILDERS/REAL ESTATE		82,850

Leisure - 0.2%
Studio City Co. Ltd. 7.25% 11/30/21 (h)	500,000	510,781
Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (h)	150,000	156,375
6% 3/1/26 (h)	150,000	159,563

TOTAL PAPER		315,938

Services - 0.1%
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (h)	225,000	230,625
Super Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (h)	125,000	126,875
Technology - 0.1%
SSL Robotics LLC 9.75% 12/31/23 (h)	175,000	190,313
Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (h)	900,000	967,500
SFR Group SA 7.375% 5/1/26 (h)	855,000	917,962

TOTAL TELECOMMUNICATIONS		1,885,462

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	455,000	490,435
TOTAL NONCONVERTIBLE BONDS
(Cost $12,120,247)		12,489,751
	Shares	Value

Common Stocks - 0.8%
Energy - 0.4%
Expro Holdings U.S., Inc. (d)(i)	62,178	777,225
Expro Holdings U.S., Inc. (d)(h)(i)	22,818	285,225

TOTAL ENERGY		1,062,450

Publishing/Printing - 0.1%
Cenveo Corp. (d)(i)	7,037	205,199
Super Retail - 0.0%
David's Bridal, Inc. (d)(i)	617	77
David's Bridal, Inc. rights (d)(i)	156	20

TOTAL SUPER RETAIL		97

Utilities - 0.3%
TexGen Power LLC (d)	25,327	980,661
TOTAL COMMON STOCKS
(Cost $3,709,803)		2,248,407

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (d)(i)
(Cost $29,756)	30,115	30,115

Money Market Funds - 7.8%
Fidelity Cash Central Fund 1.58% (j)
(Cost $22,380,413)	22,378,001	22,382,476
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $300,074,111)		294,580,508
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(6,607,610)
NET ASSETS - 100%		$287,972,898

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) Level 3 security

 (e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $191,830 and $192,522, respectively.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,676,181 or 3.4% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,106
Total	$119,106

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.